Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2019
Loans
end of	2019	2018
Loans (CHF million)
Mortgages	109,579	107,845
Loans collateralized by securities	44,364	42,034
Consumer finance	4,401	3,905
Consumer	158,344	153,784
Real estate	29,220	26,727
Commercial and industrial loans	86,247	86,165
Financial institutions	27,013	23,320
Governments and public institutions	4,262	3,893
Corporate & institutional	146,742	140,105
Gross loans	305,086	293,889
of which held at amortized cost	292,425	279,016
of which held at fair value	12,661	14,873
Net (unearned income)/deferred expenses	(116)	(113)
Allowance for loan losses	(945)	(901)
Net loans	304,025	292,875
Gross loans by location
Switzerland	169,671	165,184
Foreign	135,415	128,705
Gross loans	305,086	293,889
Impaired loans
Non-performing loans	1,250	1,203
Non-interest-earning loans	248	288
Total non-performing and non-interest-earning loans	1,498	1,491
Restructured loans	350	299
Potential problem loans	266	390
Total other impaired loans	616	689
Gross impaired loans	2,114	2,180

Allowance for loan losses
Allowance for loan losses
	2019			2018			2017
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	187	714	901	220	661	881	216	721	937
Net movements recognized in statements of operations	63	221	284	19	182	201	54	136	190
Gross write-offs	(86)	(213)	(299)	(85)	(184)	(269)	(60)	(242)	(302)
Recoveries	9	16	25	21	37	58	12	41	53
Net write-offs	(77)	(197)	(274)	(64)	(147)	(211)	(48)	(201)	(249)
Provisions for interest	14	28	42	11	19	30	(1)	14	13
Foreign currency translation impact and other adjustments, net	(1)	(7)	(8)	1	(1)	0	(1)	(9)	(10)
Balance at end of period	186	759	945	187	714	901	220	661	881
of which individually evaluated for impairment	145	463	608	146	461	607	179	474	653
of which collectively evaluated for impairment	41	296	337	41	253	294	41	187	228
Gross loans held at amortized cost (CHF million)
Balance at end of period	158,314	134,111	292,425	153,761	125,255	279,016	152,277	116,640	268,917
of which individually evaluated for impairment [1]	683	1,431	2,114	677	1,503	2,180	632	1,465	2,097
of which collectively evaluated for impairment	157,631	132,680	290,311	153,084	123,752	276,836	151,645	115,175	266,820
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	2019			2018			2017
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	18	2,478	2,496	0	2,163	2,163	0	3,381	3,381
Reclassifications from loans held-for-sale [2]	0	11	11	0	1	1	0	63	63
Reclassifications to loans held-for-sale [3]	0	3,138	3,138	1	2,351	2,352	0	7,407	7,407
Sales [3]	0	3,001	3,001	1	2,267	2,268	0	7,051	7,051
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages	99,613	9,604	362	109,579
Loans collateralized by securities	40,060	4,182	122	44,364
Consumer finance	1,527	2,677	167	4,371
Consumer	141,200	16,463	651	158,314
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans	41,473	39,896	1,105	82,474
Financial institutions	19,912	2,122	47	22,081
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	83,075	49,759	1,277	134,111
Gross loans held at amortized cost	224,275	66,222	1,928	292,425
Value of collateral [1]	200,556	54,543	1,366	256,465
2018 (CHF million)
Mortgages	97,404	10,046	395	107,845
Loans collateralized by securities	39,281	2,676	77	42,034
Consumer finance	1,465	2,247	170	3,882
Consumer	138,150	14,969	642	153,761
Real estate	19,461	6,494	110	26,065
Commercial and industrial loans	41,352	37,633	1,256	80,241
Financial institutions	15,540	2,138	86	17,764
Governments and public institutions	1,132	53	0	1,185
Corporate & institutional	77,485	46,318	1,452	125,255
Gross loans held at amortized cost	215,635	61,287	2,094	279,016
Value of collateral [1]	192,617	47,999	1,444	242,060
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Past Due Financing Receivables [Table Text Block]
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2019 (CHF million)
Mortgages	109,190	83	16	9	281	389	109,579
Loans collateralized by securities	44,232	79	0	2	51	132	44,364
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	157,248	445	77	54	490	1,066	158,314
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans	81,219	528	62	71	594	1,255	82,474
Financial institutions	21,945	85	1	3	47	136	22,081
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	132,465	734	73	76	763	1,646	134,111
Gross loans held at amortized cost	289,713	1,179	150	130	1,253	2,712	292,425
2018 (CHF million)
Mortgages	107,364	155	23	10	293	481	107,845
Loans collateralized by securities	41,936	21	0	0	77	98	42,034
Consumer finance	3,383	286	35	32	146	499	3,882
Consumer	152,683	462	58	42	516	1,078	153,761
Real estate	25,914	63	4	0	84	151	26,065
Commercial and industrial loans	78,919	378	96	82	766	1,322	80,241
Financial institutions	17,593	66	19	3	83	171	17,764
Governments and public institutions	1,172	13	0	0	0	13	1,185
Corporate & institutional	123,598	520	119	85	933	1,657	125,255
Gross loans held at amortized cost	276,281	982	177	127	1,449	2,735	279,016

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2019 (CHF million)
Mortgages	329	8	337	25	30	55	392	[1]
Loans collateralized by securities	110	12	122	0	0	0	122
Consumer finance	164	4	168	0	1	1	169
Consumer	603	24	627	25	31	56	683
Real estate	151	4	155	0	2	2	157
Commercial and industrial loans	491	179	670	325	231	556	1,226
Financial institutions	5	41	46	0	2	2	48
Corporate & institutional	647	224	871	325	235	560	1,431
Gross impaired loans	1,250	248	1,498	350	266	616	2,114
2018 (CHF million)
Mortgages	304	12	316	34	72	106	422	[1]
Loans collateralized by securities	62	13	75	0	3	3	78
Consumer finance	170	6	176	0	1	1	177
Consumer	536	31	567	34	76	110	677
Real estate	80	4	84	0	38	38	122
Commercial and industrial loans	547	211	758	265	272	537	1,295
Financial institutions	40	42	82	0	4	4	86
Corporate & institutional	667	257	924	265	314	579	1,503
Gross impaired loans	1,203	288	1,491	299	390	689	2,180
1
As of the end of December 31, 2019 and 2018, CHF 208 million and CHF 123 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
	2019			2018
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
CHF million
Mortgages	317	299	30	278	262	21
Loans collateralized by securities	122	108	22	77	63	35
Consumer finance	168	144	93	174	154	90
Consumer	607	551	145	529	479	146
Real estate	120	111	11	82	73	10
Commercial and industrial loans	927	889	415	761	730	400
Financial institutions	48	47	37	86	84	51
Corporate & institutional	1,095	1,047	463	929	887	461
Gross impaired loans with a specific allowance	1,702	1,598	608	1,458	1,366	607
Mortgages	75	75	–	144	144	–
Loans collateralized by securities	0	0	–	1	1	–
Consumer finance	1	1	–	3	3	–
Consumer	76	76	–	148	148	–
Real estate	37	37	–	40	40	–
Commercial and industrial loans	299	299	–	534	534	–
Financial institutions	0	0	–	0	0	–
Corporate & institutional	336	336	–	574	574	–
Gross impaired loans without specific allowance	412	412	–	722	722	–
Gross impaired loans	2,114	2,010	608	2,180	2,088	607
of which consumer	683	627	145	677	627	146
of which corporate & institutional	1,431	1,383	463	1,503	1,461	461
Gross impaired loan details (continued)
	2019			2018			2017
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	289	3	2	261	2	1	229	2	1
Loans collateralized by securities	76	2	0	92	1	1	116	1	1
Consumer finance	172	2	1	176	2	2	167	5	5
Consumer	537	7	3	529	5	4	512	8	7
Real estate	81	1	1	90	0	0	78	1	0
Commercial and industrial loans	806	22	7	905	14	5	1,151	17	5
Financial institutions	83	1	0	58	1	0	76	1	1
Governments and public institutions	0	0	0	0	0	0	5	0	0
Corporate & institutional	970	24	8	1,053	15	5	1,310	19	6
Gross impaired loans with a specific allowance	1,507	31	11	1,582	20	9	1,822	27	13
Mortgages	114	4	0	91	3	0	83	3	0
Loans collateralized by securities	0	0	0	1	0	0	7	0	0
Consumer finance	2	0	0	3	0	0	3	0	0
Consumer	116	4	0	95	3	0	93	3	0
Real estate	30	0	0	14	1	0	27	1	0
Commercial and industrial loans	395	9	1	292	16	1	271	11	1
Financial institutions	5	0	0	0	0	0	0	0	0
Corporate & institutional	430	9	1	306	17	1	298	12	1
Gross impaired loans without specific allowance	546	13	1	401	20	1	391	15	1
Gross impaired loans	2,053	44	12	1,983	40	10	2,213	42	14
of which consumer	653	11	3	624	8	4	605	11	7
of which corporate & institutional	1,400	33	9	1,359	32	6	1,608	31	7

Restructured loans held at amortized cost
Restructured loans held at amortized cost
	2019			2018			2017
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	1	7	7	5	29	29	0	0	0
Commercial and industrial loans	25	172	161	13	182	160	15	123	119
Total	26	179	168	18	211	189	15	123	119
Restructured loans held at amortized cost that defaulted within 12 months from restructuring
	2019		2018		2017
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	1	13	1	8	0	0
Commercial and industrial loans	1	2	8	76	1	48
Total	2	15	9	84	1	48